Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 3.5	$ 4.2	$ 4.8	$ 12.4	$ 14.0